INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	₽ 439	$ 5.9	₽ 239	₽ 290
Increases related to prior years tax positions	53	0.7	155	9
Decreases related to prior years tax positions	(61)	(0.8)	(11)	(111)
Increases related to current year tax positions	105	1.5	56	51
Settlements	(109)	(1.5)
Balance at the end of the period	₽ 427	$ 5.8	₽ 439	₽ 239